Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 13,519	$ 15,186
Short-term bank deposit	26,374	45,975
Restricted cash	77	0
Other receivables and prepaid expenses	1,766	1,527
Total current assets	41,736	62,688
Non-current assets
Restricted cash	0	55
Long-term prepaid expenses	733	908
Property and equipment, net	367	357
Operating lease right-of-use assets	227	345
Total non-current assets	1,327	1,665
Total assets	43,063	64,353
Current liabilities
Trade payables	1,688	1,336
Accrued expenses	3,378	555
Employee and related expenses	1,560	653
Operating lease liabilities	123	106
Total current liabilities	6,749	2,650
Non-current liabilities
Non-current operating lease liabilities	91	237
Total non-current liabilities	91	237
Commitments and contingent liabilities
Total liabilities	6,840	2,887
Shareholders' equity
Ordinary Shares no par value - Authorized: 650,000,000 shares as of December 31, 2022 and 2021; Issued and outstanding: 232,636,700 Ordinary shares at December 31, 2022 and 228,090,300 Ordinary shares at December 31, 2021	0	0
Treasury share at cost (11,640,460 shares as of December 31, 2022)	(1,218)	0
Additional paid-in capital	101,260	97,639
Accumulated deficit	(63,819)	(36,173)
Total shareholders' equity	36,223	61,466
Total liabilities and shareholders' equity	$ 43,063	$ 64,353